-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------
(Logo)(R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

-------------------------------------------------------------------------------
                                                                     New England
                                                           Strategic Income Fund

                                                              [graphic omitted]
------------------
June 30, 1997
------------------

                                                                     August 1997

Dear New England Funds Shareholder,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

    Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

-------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
-------------------------------------------------------------------------------


                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.


                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
-------------------------------------------------------------------------------
Putting Performance into Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.
                                See next page o

-------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
-------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Strategic Income Fund's Class A, B and C shares since inception on 5/1/95 compared to the Lehman Aggregate Bond Index(4). The data points are as follows:]


-------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
-------------------------------------------------------------------------------

                     MAY 1995 (INCEPTION) THROUGH JUNE 1997
                   COMPARED TO LEHMAN AGGREGATE BOND INDEX(4)

                    CLASS A SHARES, INCEPTION 5/1/95 - 6/97

                   NET ASSET     WITH MAXIMUM
                     VALUE       SALES CHARGE          LEHMAN(4)
                   ---------     ------------          ---------
1-May-95            $10,000        $ 9,550             $10,000
   2Q95             $10,015        $ 9,564             $10,463
   3Q95             $10,409        $ 9,940             $10,668
   4Q95             $11,027        $10,531             $11,123
   1Q96             $11,071        $10,573             $10,925
   2Q96             $11,380        $10,868             $10,987
   3Q96             $11,970        $11,432             $11,189
   4Q96             $12,626        $12,058             $11,525
   1Q97             $12,731        $12,158             $11,460
   2Q97             $13,384        $12,782             $11,882

                    CLASS B SHARES, INCEPTION 5/1/95 - 6/97

                   NET ASSET
                     VALUE         CDSC(3)             LEHMAN(4)
                   ---------     ------------          ---------
1-May-95            $10,000        $10,000             $10,000
   2Q95             $10,003        $10,003             $10,463
   3Q95             $10,376        $10,376             $10,668
   4Q95             $10,973        $10,973             $11,123
   1Q96             $10,997        $10,997             $10,925
   2Q96             $11,274        $10,774             $10,987
   3Q96             $11,838        $11,313             $11,189
   4Q96             $12,473        $11,920             $11,525
   1Q97             $12,553        $11,996             $11,460
   2Q97             $13,163        $12,580             $11,882

                    CLASS C SHARES, INCEPTION 5/1/95 - 6/97

                   NET ASSET
                     VALUE        LEHMAN(4)
                   ---------     ------------
1-May-95            $10,000        $10,000
   2Q95             $ 9,996        $10,463
   3Q95             $10,369        $10,668
   4Q95             $10,965        $11,123
   1Q96             $10,989        $10,925
   2Q96             $11,267        $10,987
   3Q96             $11,831        $11,189
   4Q96             $12,456        $11,525
   1Q97             $12,536        $11,460
   2Q97             $13,155        $11,882


These illustrations represent past performance and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss when shares are sold. All Index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
-------------------------------------------------------------------------------


                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/97
-------------------------------------------------------------------------------
  CLASS A (Inception 5/1/95)    YTD              1 YEAR         SINCE INCEPTION

   Net Asset Value(1)           6.00%               17.61%            14.38%
   With Max. Sales Charge(2)    1.23                12.29             11.98

-------------------------------------------------------------------------------
  CLASS B (Inception 5/1/95)    YTD              1 YEAR         SINCE INCEPTION
   Net Asset Value(1)           5.53%               16.76%            13.50%
   With CDSC(3)                 0.53                11.76             12.30

-------------------------------------------------------------------------------
  CLASS C (Inception 5/1/95)    YTD              1 YEAR         SINCE INCEPTION
   Net Asset Value(1)           5.61%               16.76%            13.47%

-------------------------------------------------------------------------------
  COMPARATIVE PERFORMANCE       YTD              1 YEAR          SINCE 5/1/95

   Lehman Aggregate(4)          3.11%               8.16%             8.29%
   Lipper Multi-Sector
    Income Average(5)           4.28              12.85     11.09

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

    NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge (MSC) performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Aggregate Bond Index is a market-weighted, aggregate index which includes nearly all debt issued by the U.S. Treasury, U.S. Government agencies and U.S. corporations rated investment-grade, and U.S. agency debt backed by mortgage pools.

(5) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

-------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
-------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

Q. How did New England Strategic Income Fund perform during the first half of 1997?

[Photo of Dan Fuss]
[Photo of Kathleen Gaffney]

     Dan Fuss and
 Kathleen Gaffney
 Loomis, Sayles &
    Company, L.P.


Very well. For the six months ending June 30, 1997, the Fund produced a total return of 6.00% (Class A shares at net asset value), reflecting the reinvestment of dividend distributions totaling $0.504 per share and a change in share price to $13.64 on June 30, from $13.36 six months ago. The Fund's performance was markedly better than the average 4.28% return for the 81 Multi-Sector Income funds measured by Lipper Analytical Services, an independent mutual fund ranking service.

During the period, a favorable economic background characterized by solid economic growth and low inflation levels in the United States was good news for bond investors. High-yield bonds were the strongest fixed income sector during the first half of 1997, with the exception of emerging market debt. Demand for higher-income-producing investments remained strong as investors continued to search for attractive yields. In the United States, the narrowing gap between yields of corporate bonds and Treasury securities helped push up bond prices, benefiting the Fund's corporate holdings. As yields declined, we found better opportunities to earn attractive income in foreign bond markets, such as those in Latin America.

-------------------------------------------------------------------------------
Q. What were some of your key strategies during the period?

We took advantage of strong Latin American economies by investing in corporate and government bonds issued in Argentina, Brazil and Mexico -- all of which contributed to the Fund's performance. Holdings in telecommunications companies also worked to the Fund's advantage. While concerns over competing technologies dampened bond prices in the telecommunications sector at the start of the period, prices subsequently recovered as developments within the sector boosted investor confidence.

Meanwhile, in the United States, strong economic growth meant vigorous business for retailers, and increased the value of your Fund's position in K-Mart bonds. The gravity-defying U.S. stock market also contributed to Fund performance by way of the Fund's investments in "busted" convertible bonds, which are bonds whose prices have dropped after significant declines in the stocks to which they can be converted at a certain price. During the period, the appreciating value of the underlying stocks translated into price gains for the Fund's busted convertible bond holdings.

Throughout the period, the average duration of the portfolio was somewhat longer than its benchmark, the Lehman Aggregate Bond Index -- 9.45 years versus 5.38 years on June 30. Duration measures, in years, a bond's sensitivity to interest rates. Essentially, the longer a bond's duration, the more its price reacts to changes in interest rates. The Fund's longer duration hindered its performance earlier in the period when interest rates rose. But, higher interest rates provided opportunities to purchase fundamentally sound bonds at even better prices and higher yields. In particular, we favored issues whose performance tends to be linked more to the credit conditions of the underlying issuer than to broader market influences, such as interest rates.

-------------------------------------------------------------------------------
Q. What's your outlook for the coming months?

We see few clouds ahead for investors. Generally peaceful world conditions are good for financial markets, while economic globalization continues to create investment opportunities in the world's developing regions. Latin America continues to benefit from sound economic policies and markets that today are more accessible to foreign investors, while Asian economies seem likely to overcome their current growing pains. Meanwhile, the United States and other developed nations are working to keep costs competitive. The deflationary effect of their efforts is likely to translate into a stable interest rate environment that is favorable to bonds.

Looking ahead, our strategy will remain largely the same: We emphasize neither sectors nor countries. Instead, we rely on intensive research, scouring the world's markets for select investments that have potential for attractive yields and price appreciation for high total return.

--------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   CREDIT QUALITY COMPOSITION -- JUNE 30, 1997
--------------------------------------------------------------------------------

                              AAA             5.4%
                               AA             9.8%
                                A            13.5%
                              BBB            26.2%
                               BB            24.8%
                                B            15.6%
                              CCC             3.3%
                              Other           1.4%

                        AVERAGE PORTFOLIO QUALITY = BBB

Quality based on ratings by Standard & Poor's.


--------------------------------------------------------------------------------
                     PORTFOLIO COMPOSITION -- JUNE 30, 1997
--------------------------------------------------------------------------------

                                      PERCENTAGE OF ASSETS
--------------------------------------------------------------------------------
        Corporate Bonds                       41.0%
--------------------------------------------------------------------------------
        Foreign Bonds                         24.3%
--------------------------------------------------------------------------------
        Yankees*                              20.5%
--------------------------------------------------------------------------------
        Common Stocks/Preferred Stocks        11.1%
--------------------------------------------------------------------------------
        Government Bonds/Cash and Equivalents 3.1%

                    AVERAGE PORTFOLIO MATURITY = 18.77 YEARS

* Yankees are dollar-denominated foreign bonds.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

-------------------------------------------------------------------------------
PORTFOLIO OMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)


BONDS AND NOTES--86.1% OF TOTAL NET ASSETS

  FACE
 AMOUNT       DESCRIPTION                                                    VALUE (a)
-------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS--15.5%
              AEROSPACE--0.2%
  $  665,000  Rohr Industries, Inc., 7.000%, 10/01/12 ..................      $    611,800
                                                                              ------------
              AUTO PARTS--0.2%
   1,150,000  Exide Corp., 144A, 2.900%, 12/15/05, (i) .................           708,688
                                                                              ------------
              BROADCASTING--0.7%
   3,250,000  Comcast Corp., 1.125%, 4/15/07 ...........................         1,885,000
     175,000  Fuqua Industries, 6.500%, 8/04/02 ........................           149,625
                                                                              ------------
                                                                                 2,034,625
                                                                              ------------
              CANADIAN ISSUER--0.1%
     500,000  Rogers Communications, Inc., 2.000%, 11/26/05 ............           282,500
                                                                              ------------
              COMPUTER SOFTWARE & SERVICES--0.7%
   2,585,000  Softkey International, Inc., 144A, 5.500%, 11/01/00, (i) .         2,113,237
                                                                              ------------
              COMPUTERS--1.1%
   1,955,000  Apple Computer, Inc., 6.000%, 6/01/01 ....................         1,651,975
     827,000  Cray Research, Inc., 6.125%, 2/01/11 .....................           638,857
     407,000  LTX Corp., 7.250%, 4/15/11 ...............................           239,113
     883,000  Maxtor Corp., 5.750%, 3/01/12 ............................           609,270
     250,000  Telxon Corp., 5.750%, 1/01/03 ............................           225,000
                                                                              ------------
                                                                                 3,364,215
                                                                              ------------
              ELECTRONICS--0.9%
     700,000  Cyrix Corp., 5.500%, 6/01/01 .............................           574,000
     300,000  Edo Corp., 7.000%, 12/15/11 ..............................           249,000
     750,000  Park Electrochemical Corp., 5.500%, 3/01/06 ..............           682,500
     155,000  Richardson Electronics, Ltd., 7.250%, 12/15/06 ...........           120,512
   1,098,000  Zenith Electric, 6.250%, 4/01/11 .........................           916,830
                                                                              ------------
                                                                                 2,542,842
                                                                              ------------
              ENTERTAINMENT--0.6%
   4,680,000  Time Warner, Inc., Zero Coupon, 12/17/12 .................         1,836,900
                                                                              ------------
              ENVIRONMENTAL--0.8%
     760,000  Air & Water Technologies Corp., 8.000%, 5/15/15 ..........           623,200
   2,000,000  Molten Metal Technology, Inc., 5.500%, 5/01/06 ...........           740,000
   2,000,000  Molten Metal Technology, Inc., 144A, 5.500%, 5/01/06, (d)(i)         740,000
                                                                              ------------
                                                                                 2,103,200
                                                                              ------------
              FOREIGN ISSUES--5.5%
   1,250,000  Advanced Agro Public Co., 3.500%, 6/17/01 ................         1,243,750
   2,500,000  Bangkok Bank Public, Ltd., 3.250%, 3/03/04 ...............         1,931,250
   2,130,000  Banpu Public, 2.750%, 4/10/03 ............................         1,986,225
   1,000,000  Burns Philp Treasury, 5.500%, 4/30/04 ....................           860,000
   2,425,000  Empresas ICA Sociedad, 5.000%, 3/15/04 ...................         1,915,750
   3,250,000  Finance One, 2.000%, 8/31/01 .............................         1,560,000
     250,000  Inti Indorayon Uta, 7.000%, 5/02/06, (d) .................           201,250
     350,000  Kia Motors Corp, 0.250%, 12/31/06 ........................           332,500
   2,000,000  Loxley, 2.500%, 4/04/01 ..................................         1,740,000
     125,000  NorAm Energy Corp., 6.000%, 3/15/12 ......................           110,000
     975,000  Samsung Co., 0.250%, 6/26/06 .............................           979,875
     250,000  Samsung Display Devices, 0.250%, 3/12/06 .................           242,500
   2,750,000  Sappi Bvi Finance, 7.500%, 8/01/02 .......................         2,609,062
     600,000  Ssangyong Oil Refining Co., Ltd., 3.000%, 12/31/04 .......           408,750
     105,000  Yasuda Trust & Banking, 2.875%, 9/30/03 ..................            84,919
                                                                              ------------
                                                                                16,205,831
                                                                              ------------
              FOREIGN DENOMINATED--0.6%
     880,000  Siam Commercial Bank, 3.250%, 1/24/04, (k) ...............           558,800
   1,500,000  Skf, Zero Coupon, 7/26/02, (l) ...........................         1,104,576
                                                                              ------------
                                                                                 1,663,376
                                                                              ------------
              HOME BUILDERS--0.1%
     500,000  Schuler Homes, Inc., 6.500%, 1/15/03 .....................           393,750
                                                                              ------------
              INDUSTRIALS--0.1%
     200,000  Cirrus Logic, Inc., 6.000%, 12/15/03 .....................           144,750
                                                                              ------------
              MISCELLANEOUS--0.1%
     500,000  Veterinary Centers America, Inc., 5.250%, 5/01/06 ........           355,000
                                                                              ------------
              PHARMACEUTICAL--0.2%
     325,000  Glycomed, Inc., 7.500%, 1/01/03 ..........................           279,500
     400,000  Nabi, 6.500%, 2/01/03 ....................................           326,500
                                                                              ------------
                                                                                   606,000
                                                                              ------------
              REAL ESTATE--0.1%
     250,000  Federal Realty Investor Trust, 5.250%, 10/28/03 ..........           223,125
     125,000  Rockefeller Properties, Zero Coupon, 12/31/00 ............            85,313
                                                                              ------------
                                                                                   308,438
                                                                              ------------
              RESTAURANTS--0.8%
   4,195,000  Shoneys, Inc., Zero Coupon, 4/11/04 ......................         1,803,850
     600,000  TPI Enterprises, Inc., 8.250%, 7/15/02 ...................           521,250
                                                                              ------------
                                                                                 2,325,100
                                                                              ------------
              RETAIL-SPECIALTY--0.8%
     500,000  Bell Sports Corp., 4.250%, 11/15/00 ......................           426,250
     275,000  CML Group, Inc., 5.500%, 1/15/03 .........................           195,938
     850,000  General Host Corp., 8.000%, 2/15/02 ......................           692,750
   1,625,000  Sunglass Hut International, Inc., 144A, 5.250%, 6/15/03, (i)       1,139,531
                                                                              ------------
                                                                                 2,454,469
                                                                              ------------
              TELECOMMUNICATION--1.2%
   2,000,000  Broadband Technologies, Inc., 5.000%, 5/15/01 ............         1,440,000
   2,000,000  Comcast Cable Communications, 8.875%, 5/01/17 ............         2,180,020
                                                                              ------------
                                                                                 3,620,020
                                                                              ------------
              TEXTILE--0.3%
     325,000  Dixie Yarns, Inc., 7.000%, 5/15/12 .......................           269,750
     650,000  Fieldcrest Cannon, Inc., 6.000%, 3/15/12 .................           516,750
                                                                              ------------
                                                                                   786,500
                                                                              ------------
              TRUCKING & FREIGHT FORWARDING--0.4%
   1,000,000  Builders Transport, Inc., 8.000%, 8/15/05 ................           510,000
     200,000  Builders Transport, Inc., 6.500%, 5/01/11 ................            70,000
     500,000  Preston Corp., 7.000%, 5/01/11 ...........................           350,000
     424,000  Worldway Corp., 6.250%, 4/15/11 ..........................           254,400
                                                                              ------------
                                                                                 1,184,400
                                                                              ------------
              Total Convertible Bonds (Identified Cost $48,739,327) ....        45,645,641
                                                                              ------------
              NON-CONVERTIBLE BONDS--70.6%
              AEROSPACE--0.2%
     500,000  Rohr Industries, Inc., 9.250%, 3/01/17 ...................           483,750
                                                                              ------------
              AIRLINES--0.0%
      65,000  United Air Lines, 7.870%, 1/30/19 ........................            63,693
                                                                              ------------
              BROADCASTING--0.1%
     250,000  CBS, Inc., 7.125%, 11/01/23 ..............................           215,655
                                                                              ------------
              CANADIAN--16.4%
   9,775,000  British Columbia Province, Zero Coupon, 8/19/22, (e) .....         1,189,975
  30,925,000  Government of Canada, Zero Coupon, 6/01/21, (e) ..........         4,286,523
  11,910,000  Government of Canada, 8.000%, 6/01/23, (e) ...............         9,789,514
   5,560,000  Ontario Hydro, 8.900%, 8/18/22, (e) ......................         4,886,966
     750,000  Ontario Province, Zero Coupon, 7/13/22, (e) ..............            91,737
   5,000,000  Province of British Columbia, Zero Coupon, 8/23/13, (e) ..         1,152,189
  18,505,000  Province of British Columbia, Zero Coupon, 9/05/20, (e) ..         2,564,983
  17,900,000  Province of British Columbia, Zero Coupon, 6/09/22, (e) ..         2,201,122
   2,900,000  Province of British Columbia, 8.000%, 9/08/23, (e) .......         2,335,037
  35,000,000  Province of British Columbia, Zero Coupon, 8/23/24, (e) ..         3,695,550
  10,649,000  Province of Manitoba, 7.750%, 12/22/25, (e) ..............         8,422,716
  17,135,000  Province of Manitoba, Zero Coupon, 3/05/31, (e) ..........         1,150,192
   4,375,000  Rogers Cablesystems, Ltd., 9.650%, 1/15/14, (e) ..........         3,200,022
   5,400,000  Saskatchewan Province, Zero Coupon, 5/30/25, (e) .........           540,841
   3,205,000  Saskatchewan Province, 8.750%, 5/30/25, (e) ..............         2,794,523
                                                                              ------------
                                                                                48,301,890
                                                                              ------------
              COMPUTERS--3.5%
   5,500,000  Apple Computer, Inc., 6.500%, 2/15/04 ....................         4,620,000
   4,000,000  Digital Equipment Corp., 7.750%, 4/01/23 .................         3,607,840
      78,538  Streamlogic Corp., 14.000%, 10/07/98 .....................            78,538
   2,000,000  Unisys Corp., 9.750%, 9/15/16 ............................         1,970,000
                                                                              ------------
                                                                                10,276,378
                                                                              ------------
              ELECTRIC UTILITIES--0.7%
     500,000  Niagara Mohawk Power Corp., 5.875%, 9/01/02 ..............           463,675
     250,000  Niagara Mohawk Power Corp., 6.625%, 7/01/05 ..............           231,247
   1,500,000  Niagara Mohawk Power Corp., 7.875%, 4/01/24 ..............         1,427,175
                                                                              ------------
                                                                                 2,122,097
                                                                              ------------
              ELECTRONICS--1.2%
   1,000,000  International Semi Tech, 11.500%, 8/15/03 ................           595,000
     775,000  Pioneer Standard Electronics, Inc., 8.500%, 8/01/06 ......           803,094
   2,250,000  Westinghouse Electric Corp., 7.875%, 9/01/23 .............         2,085,210
                                                                              ------------
                                                                                 3,483,304
                                                                              ------------
              ENTERTAINMENT--1.8%
   4,850,000  Time Warner, Inc., 8.050%, 1/15/16 .......................         4,915,135
     250,000  Time Warner, Inc., 9.150%, 2/01/23 .......................           276,123
                                                                              ------------
                                                                                 5,191,258
                                                                              ------------
              ENVIRONMENTAL CONTROL--1.3%
   1,750,000  Envirotest Systems Corp., 9.125%, 3/15/01 ................         1,664,687
   2,500,000  Envirotest Systems Corp., 144A, 9.625%, 4/01/03, (i) .....         2,200,000
                                                                              ------------
                                                                                 3,864,687
                                                                              ------------
              FINANCE & BANKING--2.4%
   2,500,000  First Union Institutional Capital, 8.040%, 12/01/26 ......         2,485,755
   1,000,000  First Union Institutional Capital, 7.850%, 1/01/27 .......           977,270
   3,850,000  Keycorp Institutional Capital A, 7.826%, 12/01/26 ........         3,739,158
                                                                              ------------
                                                                                 7,202,183
                                                                              ------------
              FOOD & BEVERAGES--4.7%
   2,000,000  Borden, Inc., 7.875%, 2/15/23 ............................         1,816,580
   3,400,000  RJR Nabisco, Inc., 7.625%, 9/15/03 .......................         3,348,864
   3,000,000  RJR Nabisco, Inc., 8.750%, 8/15/05 .......................         3,044,850
   5,665,000  RJR Nabisco, Inc., 9.250%, 8/15/13 .......................         5,817,219
                                                                              ------------
                                                                                14,027,513
                                                                              ------------
              FOREIGN ISSUES--15.5%
     250,000  Acindar Industria Arg de Acero, 11.250%, 2/15/04 .........           263,750
     350,000  Argentina Republic, 11.375%, 1/30/17 .....................           393,050
   2,600,000  Banco Central Costa, 6.250%, 5/21/10 .....................         2,210,000
   4,975,000  Bangkok Bank Public, Ltd., 8.375%, 1/15/27 ...............         4,756,995
     250,000  Compania de Infraes & Services S.A., 11.625%, 6/01/04 ....           262,188
  12,158,000  Federal Republic of Brazil, 10.125%, 5/15/27 .............        11,702,075
   1,200,000  Geberit Int S.A., 10.125%, 4/16/07, (m) ..................           743,226
   5,000,000  Groupo Televisa S.A. de CV, Zero Coupon, 5/15/08, (c) ....         3,450,000
     880,000  MBI Finance, Zero Coupon, 12/18/01 .......................           630,300
   5,550,000  Pan Pacific Industrial Investment Plc,
              Zero Coupon, 4/28/07 .....................................         2,513,595
   2,750,000  Petroleos Mexicanos, 144A, 8.625%, 12/01/23, (i) .........         2,406,250
   1,250,000  Ptc International Finance Bv, Zero Coupon, 7/01/07 .......           759,375
     970,200  Republic of Argentina, 6.750%, 3/31/05, (d) ..............           911,386
  10,900,000  Republic of Argentina, 5.500%, 3/31/23, (c) ..............         7,548,250
   3,050,000  Republic of Poland, 4.000%, 10/27/14, (c) ................         2,603,938
   3,500,000  TFM S.A. de CV, 144A, Zero Coupon, 6/15/09, (i) ..........         2,012,500
   1,250,000  Total Access Communication Public, 8.375%, 11/04/06 ......         1,227,375
   1,150,000  Transportacion Maritima Mexica, 10.000%, 11/15/06 ........         1,164,375
                                                                              ------------
                                                                                45,558,628
                                                                              ------------
              FOREIGN DENOMINATED--7.5%
  15,940,000  New Zealand, 8.000%, 11/15/06, (f) .......................        11,612,747
   2,100,000  Republic of Ireland, 8.250%, 8/18/15, (o) ................         3,646,033
  17,750,000  Republic of South Africa, 12.000%, 2/28/05, (g) ..........         3,489,736
   7,500,000  Republic of South Africa, 12.500%, 12/21/06, (g) .........         1,487,626
   9,500,000  Republic of South Africa, 13.500%, 9/15/15, (g) ..........         1,964,621
                                                                              ------------
                                                                                22,200,763
                                                                              ------------
              FOREST PRODUCTS--0.1%
     250,000  Georgia Pacific Corp., 7.375%, 12/01/25 ..................           237,283
                                                                              ------------
              GOVERNMENT TREASURIES--0.3%
   5,000,000  United States Treasury Bond Strip, Zero Coupon, 8/15/20 ..         1,011,800
                                                                              ------------
              HOME BUILDERS--0.5%
   1,500,000  Hovnanian K Enterprises, Inc., 9.750%, 6/01/05 ...........         1,470,000
                                                                              ------------
              METAL--0.1%
     289,000  Midland Ross Corp., 6.000%, 2/15/07 ......................           208,080
                                                                              ------------
              REAL ESTATE--0.2%
     500,000  Sizeler Property Investments, Inc., 8.000%, 7/15/03 ......           481,250
                                                                              ------------
              RESTAURANTS--0.8%
   5,450,000  Flagstar Corp., 11.250%, 11/01/04, (n) ...................         2,234,500
                                                                              ------------
              RETAIL-DEPARTMENT STORE--3.8%
   1,250,000  Bradlees, Inc., 9.250%, 3/01/03, (h) .....................            75,000
     850,000  Dillion Read Structured Finance Corp., 8.375%, 8/15/15 ...           786,250
     250,000  Dillion Read Structured Finance Corp., 8.550%, 8/15/19 ...           231,250
     886,365  Dillon Read Structured Finance Corp., 6.660%, 8/15/10 ....           780,001
   3,500,000  Kmart Corp., 7.950%, 2/01/23 .............................         3,167,500
   2,709,782  Kmart Corp. Pass Through Trust, 8.540%, 1/02/15 ..........         2,547,195
   1,250,000  Kmart Corp. Pass Through Trust, 9.350%, 1/02/20 ..........         1,187,500
     500,000  Kmart Corp. Pass Through Trust, 9.780%, 1/05/20 ..........           500,000
     250,000  Kmart Funding Corp., 9.440%, 7/01/18 .....................           235,625
     715,000  Kmart Funding Corp., Series F, 8.800%, 7/01/10 ...........           686,400
   1,000,000  Woolworth Corp., 8.500%, 1/15/22 .........................         1,049,690
                                                                              ------------
                                                                                11,246,411
                                                                              ------------
              RETAIL-GROCERY--1.1%
   5,945,000  Penn Traffic Co., 9.625%, 4/15/05 ........................         3,150,850
                                                                              ------------
              STEEL--1.0%
   1,000,000  Geneva Steel Co., 11.125%, 3/15/01 .......................           900,000
   2,750,000  Geneva Steel Co., 9.500%, 1/15/04 ........................         2,200,000
                                                                              ------------
                                                                                 3,100,000
                                                                              ------------
              TELECOMMUNICATION--6.8%
   4,650,000  Arch Communications Group, Inc., Zero Coupon, 3/15/08, (c)         2,464,500
     500,000  Century Communications Corp., Zero Coupon, 3/15/03, (c) ..           297,500
     500,000  Intercel, Inc., Zero Coupon, 2/01/06 .....................           320,625
   1,000,000  Intercel, Inc., Zero Coupon, 5/01/06 .....................           627,500
   2,350,000  Nextel Communications, Inc., Zero Coupon, 8/15/04, (c) ...         1,797,750
     250,000  Sprint Spectrum L.P., Zero Coupon, 8/15/06, (c) ..........           182,500
  12,940,000  TCI Communications, Inc., 7.875%, 2/15/26 ................        12,435,340
   1,850,000  Tele Communications, Inc., 7.875%, 8/01/13 ...............         1,806,247
                                                                              ------------
                                                                                19,931,962
                                                                              ------------
              TEXTILE--0.1%
     250,000  Fruit of the Loom, Inc., 7.375%, 11/15/23 ................           230,850
     250,000  Phillips Van Heusen Corp., 7.750%, 11/15/23 ..............           227,068
                                                                              ------------
                                                                                   457,918
                                                                              ------------
              UTILITIES--0.5%
   1,500,000  Comed Financing, 8.500%, 1/15/27 .........................         1,494,660
                                                                              ------------
              Total Non-Convertible Bonds (Identified Cost $194,737,073)       208,016,513
                                                                              ------------

COMMON STOCK--8.2%

SHARES
------------------------------------------------------------------------------------------
              COMPUTERS--0.0%
     150,150  Streamlogic Corp. (n) ....................................      $      4,692
         693  Streamlogic Corp., Warrants  .............................             5,960
                                                                              ------------
                                                                                    10,652
                                                                              ------------
              REAL ESTATE--2.2%
      75,800  Developers Diversified Realty  ...........................         3,032,000
     108,200  Simon de Bartolo Group, Inc.  ............................         3,462,400
                                                                              ------------
                                                                                 6,494,400
                                                                              ------------
              FOREIGN ISSUES--1.5%
   1,039,900  Siam Commercial Bank PLC  ................................         4,255,140
      22,000  Transportacion Maritima Mexica (ADR) (j) .................           136,125
                                                                              ------------
                                                                                 4,391,265
                                                                              ------------
              CABLE & MEDIA--0.6%
      15,703  Cablevision Systems Corp.  ...............................         1,582,073
                                                                              ------------
              ELECTRIC UTILITIES--3.9%
     232,700  Eastern Utilities Associates  ............................         4,246,775
     300,000  PG&E Corp.  ..............................................         7,275,000
                                                                              ------------
                                                                                11,521,775
                                                                              ------------
              Total Common Stock (Identified Cost $22,191,017) .........        24,000,165
                                                                              ------------

PREFERRED STOCK--2.9%
------------------------------------------------------------------------------------------
              PAPER--0.0%
       3,000  Stone Container Corp.  ...................................            51,375
                                                                              ------------
              ENTERTAINMENT--0.1%
         283  Time Warner, Inc.  .......................................           312,008
                                                                              ------------
              RETAIL-DEPARTMENT STORE--0.2%
      10,000  Kmart Financing  .........................................           548,750
                                                                              ------------
              RETAIL-GROCERY--0.0%
      98,000  Flagstar Cos. (n)  .......................................            91,875
                                                                              ------------
              PETROLEUM SERVICES--0.1%
      10,000  Mcdermott, Inc.  .........................................           316,250
                                                                              ------------
              FOREIGN DENOMINATED--0.4%
 132,000,000  Sakura Finance  ..........................................         1,164,163
                                                                              ------------
              COMPUTERS--0.1%
      10,000  Unisys Corp.  ............................................           388,750
                                                                              ------------
              DOMESTIC OIL--0.0%
         500  Kelley Oil & Gas Corp.  ..................................            12,125
                                                                              ------------
              ELECTRIC UTILITIES--0.8%
      10,000  Long Island Lighting Co.  ................................           245,625
         150  New York State Electric & Gas Corp.  .....................             8,475
         150  Niagara Mohawk Power Corp., 3.6%  ........................             6,164
       4,000  Niagara Mohawk Power Corp., 4.1%  ........................           188,000
      10,000  Niagara Mohawk Power Corp., 7.85%  .......................           252,500
       5,500  Niagara Mohawk Power Corp., Series A Adj. Rate  ..........           108,625
      55,900  Niagara Mohawk Power Corp., Series B Adj. Rate  ..........         1,233,294
      10,000  Niagara Mohawk Power Corp., Series C Adj. Rate  ..........           223,750
                                                                              ------------
                                                                                 2,266,433
                                                                              ------------
              GAS & PIPELINE UTILITIES--0.1%
       5,000  Western Gas Resources, Inc.  .............................           198,125
                                                                              ------------
              OIL--0.0%
         500  Kaneb Services, Inc.  ....................................             5,062
                                                                              ------------
              STEEL--0.6%
      43,000  Bethlehem Steel Corp., 144A (i) ..........................         1,741,500
                                                                              ------------
              TRUCKING & FREIGHT FORWARDING--0.5%
      44,000  Arkansas Best  ...........................................         1,452,000
                                                                              ------------
              Total Preferred Stock (Identified Cost $7,459,036) .......         8,548,416
                                                                              ------------

SHORT-TERM INVESTMENT--1.5%

FACE
AMOUNT
------------------------------------------------------------------------------------------
$  4,404,000  Repurchase Agreement with State Street Bank & Trust Co.
                dated 6/30/97 at 5.000% to be repurchased at $4,404,612
                on 7/01/97, collateralized by U.S. Treasury Bond,
                7.250%, due 5/15/16, valued at $4,492,348  .............         4,404,000
                                                                              ------------
              Total Short Term Investment (Identified Cost $4,404,000) .         4,404,000
                                                                              ------------
              Total Investments--98.7% (Identified Cost $277,530,453)
              (b) ......................................................       290,614,735
              Other assets less liabilities   ..........................         3,944,300
                                                                              ------------
              Total Net Assets--100% ...................................      $294,559,035
                                                                              ============

(a) See Note 1a.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $277,530,453 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in
        which there is an excess of value over tax cost ................      $ 20,950,367
      Aggregate gross unrealized depreciation for all investments in
        which there is an excess of tax cost over value ................        (7,866,085)
                                                                              ------------
      Net unrealized appreciation .....................................       $ 13,084,282
                                                                              ============
(c) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.
(d) Variable or floating rate security. Rate disclosed is as of June
    30, 1997.
(e) Denominated in Canadian Dollars.
(f) Denominated in New Zealand Dollars.
(g) Denominated in South African Rand.
(h) Non-income producing security.
(i) Securities exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in
    transactions exempt from registration, normally to qualified institutional buyers.
(j) An American Depository Receipt (ADR) is a certificate issued by a
    U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United
    States or Canada.
(k) Denominated in Thai Baht.
(l) Denominated in European Currency Units.
(m) Denominated in German Deutsche Mark.
(n) Non-income producing; issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
(o) Denominated in Irish Punts.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value .....................................                           $290,614,735
  Cash .....................................................                                    462
  Receivable for:
    Fund shares sold .......................................                              1,494,990
    Securities sold ........................................                                330,940
    Dividends and interest .................................                              5,038,989
  Unamortized organization expense .........................                                 35,715
  Prepaid registration expense .............................                                 10,000
                                                                                       ------------
                                                                                        297,525,831
LIABILITIES
  Payable for:
    Securities purchased ...................................      $1,916,208
    Fund shares redeemed ...................................         349,070
    Dividends declared .....................................         481,481
  Accrued expenses:
    Management fees ........................................         150,016
    Deferred trustees' fees ................................           5,803
    Accounting and administrative ..........................           4,285
    Other expenses .........................................          59,933
                                                                  ----------
                                                                                          2,966,796
                                                                                       ------------
NET ASSETS .................................................                           $294,559,035
                                                                                       ============
  Net Assets consist of:
    Capital paid in ........................................                           $280,624,328
    Undistributed net investment income ....................                                 58,142
    Accumulated net realized gains .........................                                795,452
    Unrealized appreciation on investments and foreign
      currency .............................................                             13,081,113
                                                                                       ------------
NET ASSETS .................................................                           $294,559,035
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($124,552,842 divided by 9,134,402 shares of beneficial
    interest) ..............................................                                 $13.64
                                                                                             ======
Offering price per share (100/95.50 of $13.64) .............                                 $14.28*
                                                                                             ======
Net asset value and offering price of Class B shares

  ($125,952,297 divided by 9,239,107 shares of  beneficial
    interest) ..............................................                                 $13.63**
                                                                                             ======
Net asset value and offering price of Class C shares

  ($44,053,896 divided by 3,233,213 shares of  beneficial
    interest) ..............................................                                 $13.63
                                                                                             ======
Identified cost of investments .............................                           $277,530,453
                                                                                       ============
 *Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends ................................................                           $   931,494(a)
  Interest .................................................                            10,042,010
                                                                                       -----------
                                                                                        10,973,504
  Expenses

    Management fees ........................................      $  809,562
    Service fees - Class A .................................         132,657
    Service and distribution fees - Class B ................         539,087
    Service and distribution fees - Class C ................         186,767
    Trustees' fees and expenses ............................          10,843
    Accounting and administrative ..........................          25,346
    Custodian ..............................................          84,825
    Transfer agent .........................................         166,197
    Audit and tax services .................................          22,000
    Legal ..................................................          10,036
    Printing ...............................................          23,793
    Registration ...........................................          54,729
    Amortization of organization expenses ..................           6,853
    Miscellaneous ..........................................           4,176
                                                                  ----------
  Total expenses ...........................................                             2,076,871
                                                                                       -----------
  Net investment income ....................................                             8,896,633
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net ......................................         837,515
    Foreign currency transactions - net ....................         (34,392)
                                                                  ----------
    Total realized gain on investment and foreign currency
      transactions .........................................         803,123
                                                                  ----------
  Unrealized appreciation on:

    Investments - net ......................................       5,048,053
    Foreign currency transactions - net ....................           2,019
                                                                  ----------
    Total unrealized appreciation on investments and foreign
      currency transactions ................................       5,050,072
                                                                  ----------
  Net gain on investment transactions ......................                             5,853,195
                                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................                           $14,749,828
                                                                                       ===========

(a) Net of foreign taxes of: $8,031

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(unaudited)

                                                                                         SIX MONTHS
                                                                  YEAR ENDED                ENDED
                                                                 DECEMBER 31,              JUNE 30,
                                                                    1996                    1997
                                                                -------------           ------------
FROM OPERATIONS
  Net investment income ...................................     $  10,544,203           $  8,896,633
  Net realized gain on investments and foreign currency
    transactions ..........................................         4,553,282                803,123
  Unrealized appreciation on investments, and foreign
    currency
    transactions ..........................................         4,457,434              5,050,072
                                                                -------------           ------------
  Increase in net assets from operations ..................        19,554,919             14,749,828
                                                                -------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................................        (4,670,671)            (3,978,346)
    Class B ...............................................        (4,337,318)            (3,631,806)
    Class C ...............................................        (1,344,469)            (1,256,144)
  Net realized gain on investments
    Class A ...............................................        (2,056,746)                     0
    Class B ...............................................        (2,084,672)                     0
    Class C ...............................................          (672,804)                     0
                                                                -------------           ------------
                                                                  (15,166,680)            (8,866,296)
                                                                -------------           ------------
  Increase in net assets derived from capital share
    transactions ..........................................       123,537,492             72,792,439
                                                                -------------           ------------
  Total increase in net assets ............................       127,925,731             78,675,971
NET ASSETS
  Beginning of the period .................................        87,957,333            215,883,064
                                                                -------------           ------------
  End of the period .......................................    $  215,883,064         $  294,559,035
                                                               ==============         ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period .................................    $       28,563         $       27,805
                                                               ==============         ==============
  End of the period .......................................    $       27,805         $       58,142
                                                               ==============         ==============

                See accompanying notes to finanial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                       CLASS A                                             CLASS B
                   ------------------------------------------------    ------------------------------------------------
                       MAY 1,(a)          YEAR           SIX MONTHS        MAY 1,(a)          YEAR           SIX MONTHS
                        THROUGH           ENDED            ENDED            THROUGH           ENDED            ENDED
                      DECEMBER 31,     DECEMBER 31,        JUNE 30,       DECEMBER 31,     DECEMBER 31,       JUNE 30,
                         1995             1996              1997             1995             1996              1997
                        ------           ------            ------           ------           ------            ------
Net Asset Value,
  Beginning of
  Period .........      $12.50           $12.99            $13.36           $12.50           $12.99            $13.36
                        ------           ------            ------           ------           ------            ------
Income From
  Investment
  Operations
  Net Investment
  Income .........        0.74             1.05              0.51             0.68             0.95              0.45
Net Realized and
  Unrealized
  Gain on
  Investments ..          0.49             0.73              0.27             0.49             0.73              0.27
                        ------           ------            ------           ------           ------            ------
Total From
  Investment
  Operations .....        1.23             1.78              0.78             1.17             1.68              0.72
                        ------           ------            ------           ------           ------            ------
Less Distributions
  Dividends From
  Net Investment
  Income .........       (0.73)           (1.05)            (0.50)           (0.67)           (0.95)            (0.45)
Distributions
  From Net Realized
  Capital Gains           0.00            (0.36)             0.00             0.00            (0.36)             0.00
Distributions in
  Excess of Net
  Investment
  Income .......         (0.01)            0.00              0.00            (0.01)            0.00              0.00
                        ------           ------            ------           ------           ------            ------
Total
  Distributions ..       (0.74)           (1.41)            (0.50)           (0.68)           (1.31)            (0.45)
                        ------           ------            ------           ------           ------            ------
Net Asset Value,
  End of Period ..      $12.99           $13.36            $13.64           $12.99           $13.36            $13.63
                        ======           ======            ======           ======           ======            ======
Total Return (%)(c)       10.3             14.5               6.0              9.7             13.7               5.5
Ratio of
  Operating
  Expenses to
  Average Net
  Assets (%) (d)          0.93(b)          0.96              1.22(b)          1.68(b)          1.71              1.97(b)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets (%) ...          8.75(b)          8.23              7.53(b)          8.00(b)          7.48              6.78(b)
Portfolio
  Turnover Rate(%)          22               52                28(b)            22               52                28(b)
Net Assets, End
  of Period (000)      $36,939          $90,729          $124,553          $38,767          $93,408          $125,952
(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B shares are not reflected in total return calculations. Periods less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations described in
    Note 4 to the Financial Statements would have
    been (%) ...          1.58(b)          1.31              --               2.33(b)          2.06              --

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)


                                                                           CLASS C
                                                        ---------------------------------------------
                                                           MAY 1, (a)        YEAR          SIX MONTHS
                                                            THROUGH          ENDED           ENDED
                                                          DECEMBER 31,     DECEMBER 31,      JUNE 30,
                                                              1995             1996           1997
                                                             ------           ------         ------

Net Asset Value, Beginning of Period ................        $12.50           $12.99         $13.35
                                                             ------           ------         ------
Income From Investment Operations
Net Investment Income ...............................          0.67             0.95           0.45
Net Realized and Unrealized Gain on Investments .....          0.49             0.72           0.28
                                                             ------           ------         ------
Total From Investment Operations ....................          1.16             1.67           0.73
                                                             ------           ------         ------
Less Distributions
Dividends From Net Investment Income ................         (0.66)           (0.95)         (0.45)
Distributions From Net Realized Capital Gains .......          0.00            (0.36)          0.00
Distributions in Excess of Net Investment Income ....         (0.01)            0.00           0.00
                                                             ------           ------         ------
Total Distributions .................................         (0.67)           (1.31)         (0.45)
                                                              -----            -----          -----
Net Asset Value, End of Period ......................        $12.99           $13.35         $13.63
                                                             ======           ======         ======
Total Return (%) (c) ................................          9.7             13.6            5.6
Ratio of Operating Expenses to Average Net Assets (%)
  (d) ...............................................          1.68(b)          1.71           1.97(b)
Ratio of Net Investment Income to Average Net Assets
  (%) ...............................................          8.00(b)          7.48           6.78(b)
Portfolio Turnover Rate (%) .........................            22               52             28(b)
Net Assets, End of Period (000) .....................       $12,252          $31,746        $44,054

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net
    assets without giving effect to the voluntary
    expense limitations described in Note 4 to the
    Financial Statements would have been (%) ........          2.33(b)          2.06           --

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class A, Class B and Class C shares on May 1, 1995. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. At June 30, 1997, there were no Class Y shares outstanding. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Loomis Sayles & Company, L.P. ("Loomis Sayles") under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Loomis Sayles and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Loomis Sayles under the supervision of the Fund's trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in 1995 in connection with the Fund's organization and initial registration amounting to $67,920 were paid by the Fund and are being amortized over 60 months beginning May 1, 1995.

2. Purchases and Sales of Securities (excluding short-term investments) for the six months ended June 30, 1997 were as follows:

               PURCHASES                                 SALES
  -----------------------------------      ---------------------------------
  U.S. GOVERNMENT           OTHER         U.S. GOVERNMENT          OTHER
  ---------------       ------------      ---------------       -----------
         $0             $104,134,857         $1,562,641         $33,405,439

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets and 0.60% of such assets in excess of $200 million. NEFM pays the Fund's investment subadviser, Loomis Sayles at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Loomis Sayles under the management agreement in effect during the six months ended June 30, 1997 are as follows:

FEES EARNED
----------
$383,029                    New England Funds Management, L.P.
$426,533                    Loomis, Sayles & Company, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997, these expenses amounted to $25,346 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $113,867 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $132,657 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997 the Fund paid New England Funds $134,772 and $46,692 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $404,315 and $140,075 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1997 amounted to $740,919.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                  $2,117
Meeting Fee                                      $114/meeting
Committee Meeting Fee                            $68/meeting
Committee Chairman Annual Retainer               $91

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Loomis Sayles voluntarily agreed, until December 31, 1996, to waive its entire subadvisory fee (which is paid by NEFM), and NEFM agreed to reduce its management fee (which is paid by the Fund) by an equal amount.

In addition, under an expense deferral arrangement, which NEFM terminated December 31, 1996, NEFM agreed to defer its management fees (to the extent not waived as provided in the preceding sentences) for the Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares, subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after such fee was deferred. No such expenses were deferred in 1996.

5. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                                    YEAR ENDED                      SIX MONTHS ENDED
                                                DECEMBER 31, 1996                    JUNE 30, 1997
                                        ----------------------------------  --------------------------------
CLASS A                                     SHARES            AMOUNT            SHARES           AMOUNT
-------                                 --------------   ----------------   -------------   ---------------
Shares sold ..........................       4,585,249      $  60,194,763       2,841,881       $37,976,193
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income         267,132          3,495,181         236,585         3,169,191
  Distributions from net realized gain         137,305          1,816,726               0                 0
                                             ---------      -------------       ---------       -----------
                                             4,989,686         65,506,670       3,078,466        41,145,384
Shares repurchased ...................      (1,041,025)       (13,631,309)       (735,810)       (9,821,644)
                                             ---------      -------------       ---------       -----------
Net increase .........................       3,948,661      $  51,875,361       2,342,656       $31,323,740
                                             ---------      -------------       ---------       -----------
                                                    YEAR ENDED                      SIX MONTHS ENDED
                                                DECEMBER 31, 1996                    JUNE 30, 1997
                                        ----------------------------------  --------------------------------
CLASS B                                     SHARES            AMOUNT            SHARES           AMOUNT
-------                                 --------------   ----------------   -------------   ---------------
Shares sold ..........................       4,289,664      $  56,370,586       2,698,565       $36,047,097
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income         187,069          2,445,242         169,557         2,271,052
  Distributions from net realized gain         113,978          1,508,713               0                 0
                                             ---------      -------------       ---------       -----------
                                             4,590,711         60,324,541       2,868,122        38,318,149
Shares repurchased ...................        (580,814)        (7,610,958)       (622,773)       (8,301,765)
                                             ---------      -------------       ---------       -----------
Net increase .........................       4,009,897      $  52,713,583       2,245,349       $30,016,384
                                             ---------      -------------       ---------       -----------
                                                    YEAR ENDED                      SIX MONTHS ENDED
                                                DECEMBER 31, 1996                    JUNE 30, 1997
                                        ----------------------------------  --------------------------------
CLASS C                                     SHARES            AMOUNT            SHARES           AMOUNT
----                                    --------------   ----------------   -------------   ---------------
Shares sold ..........................       1,840,696      $  24,218,950       1,341,977       $17,982,176
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income          70,055            917,823          72,263           967,282
  Distributions from net realized gain          41,207            546,262               0                 0
                                             ---------      -------------       ---------       -----------
                                             1,951,958         25,683,035       1,414,240        18,949,458
Shares repurchased ...................        (517,103)        (6,734,487)       (558,892)       (7,497,143)
                                             ---------      -------------       ---------       -----------
Net increase .........................       1,434,855      $  18,948,548         855,348       $11,452,315
                                             ---------      -------------       ---------       -----------
Increase derived from capital shares
  transactions .......................       9,393,413       $123,537,492       5,443,353       $72,792,439
                                             =========       ============       =========       ===========

-------------------------------------------------------------------------------
                         NEW ENGLAND HIGH INCOME FUND
                        SUPPLEMENT DATED JULY 28, 1997
           TO NEW ENGLAND BOND FUNDS CLASSES A, B AND C PROSPECTUS
               DATED MAY 1, 1997 (AS SUPPLEMENTED MAY 28, 1997)

ON PAGE 17 UNDER THE SECTION ENTITLED "HIGH INCOME FUND", THE FIRST SENTENCE OF THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

The High Income Fund under normal market conditions will invest at least 65% of its total assets in fixed-income securities which are rated BBB or lower by S&P or Baa or lower by Moody's or unrated but are of comparable quality to securities that are so rated.

IN THIS SAME SECTION, THE FOURTH PARAGRAPH IS REVISED TO READ AS FOLLOWS:

High Income Fund expects that under normal market conditions at least 80% of the value of its total assets will be invested in fixed-income securities of U.S. corporations, including preferred stock and convertible securities, and U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. To achieve its basic investment objective, the Fund from time to time also may invest up to 20% of the value of its total assets in common stocks and up to 20% of the value of its total assets in non-U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. However, investments in both of these types of securities on a combined basis generally will not exceed 20% of the value of the Fund's assets. See "Investment Risks -- Foreign Securities" below.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.
              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

      This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges,
      management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                                                              --------------
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        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
---------------------    ---------------------

                  ST58-0797

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